Cover	Apr. 14, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Accordingly, this Amendment No. 1 to Form 8-K/A is being filed to (i) to correct the description of those terms in the SPA noted further above; (ii) to correct the description of the effective period of the Lock-Up Agreements; and (iii) to correct the date of the entry by the Company and the Placement Agent into the Placement Agency Agreement from April 13, 2023 to April 14, 2023.
Document Period End Date	Apr. 14, 2023
Entity File Number	001-41252
Entity Registrant Name	T STAMP INC.
Entity Central Index Key	0001718939
Entity Tax Identification Number	81-3777260
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3017 Bolling Way NE
Entity Address, Address Line Two	Floors 1 and 2
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	806-9906
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	IDAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false